Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 27, 2012 Year Location Country Restaurants	Jun. 29, 2011	Jun. 30, 2010
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of entity restaurants	1,581
Number of countries in which entity operates	31
Number of territories in which entity operates	2
Deferred rent liability and amortized as a reduction of rent expense over the lesser of the lease term (in years)	20
Advertising expense, net of franchisee contribution	$ 80,400,000	$ 80,200,000	$ 80,600,000
Stock-based compensation expense from continuing operations	13,500,000	13,400,000	15,800,000
Tax benefit related to stock-based compensation expense	5,100,000	5,700,000	5,300,000
Weighted average fair values of option grants	$ 9.35	$ 7.20	$ 6.04
Number of preferred stock the Board of Directors is authorized to issue	1,000,000
Preferred stock, par value	$ 1.00
Preferred stock, shares issued	0
Share repurchases authorized	2,885,000,000
Stock repurchase during period, shares	11,100,000
Stock repurchased during period, value	287,300,000
Remaining authorized share purchases, amount	160,000,000
Proceeds from issuances of treasury stock	43,416,000	33,057,000	2,396,000
Payments of dividends	50,081,000	53,185,000	34,448,000
Dividends declared but not paid	$ 11,900,000
Dividends per share declared but not paid	$ 0.16
Stock options and restricted share awards outstanding excluded from dilutive earnings per share	287,000.0	1,700,000	6,900,000
Stock Options [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options	(2,027,000)
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives	10 years